STOCKHOLDERS' DEFICIT (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			1 Months Ended	3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Oct. 31, 2011 Global MEXX Business	Dec. 31, 2011 Global MEXX Business
Accumulated other comprehensive loss
Cumulative translation adjustment, net of income taxes	$ (5,855)	$ (65,823)	$ (5,855)	$ (65,823)	$ (6,084)
Unrealized losses on cash flow hedging derivatives, net of income taxes		(2,606)		(2,606)
Unrealized gains on available-for-sale securities, net of income taxes	1	177	1	177	160
Accumulated other comprehensive loss, net of income taxes	(5,854)	(68,252)	(5,854)	(68,252)	(5,924)
Income tax effect on cumulative translation adjustment	0	(671)	0	(671)	0
Income tax effect on unrealized losses on cash flow hedging derivatives	0	159	0	159	0
Income tax effect on unrealized gains on available-for-sale securities	0		0
Discontinued Operations
Percentage of ownership interest in business sold						81.25%
Charges recorded within Loss on disposal of discontinued operations	$ 976	$ (196,806)	$ (7,895)	$ (207,329)			$ 62,200